Pzena Emerging Markets Value Fund
Schedule of Investments
November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.56%
Brazil - 3.43%
Ambev S.A.	5,130,600	$14,665,767
Light S.A.	1,275,300	2,744,849
XP, Inc. (a)	3	73
		17,410,689
China - 13.23%
Alibaba Group Holding, Ltd. (a)	710,900	11,605,228
Baidu, Inc. - ADR (a)	43,028	6,447,316
Baidu, Inc. - Class A (a)	240,750	4,476,629
Brilliance China Automotive Holdings, Ltd. (a)(b)	4,202,000	5,389
China Construction Bank Corp.	9,283,000	6,047,402
China Overseas Land & Investment, Ltd.	4,696,500	10,816,766
Dongfeng Motor Group Co., Ltd.	4,960,000	4,605,078
Grand Baoxin Auto Group, Ltd. (a)	10,102,000	971,595
Lenovo Group, Ltd.	6,446,000	6,588,179
Trip.com Group, Ltd. - ADR (a)	566,621	15,582,077
		67,145,659
Czech Republic - 2.23%
CEZ	345,639	11,294,538
Hong Kong - 8.92%
Galaxy Entertainment Group, Ltd. (a)	2,441,000	13,350,686
Pacific Basin Shipping, Ltd.	46,798,000	17,823,809
VTech Holdings, Ltd.	675,400	5,582,140
Yue Yuen Industrial (Holdings), Ltd. (a)	4,900,500	8,496,379
		45,253,014
Hungary - 2.18%
OTP Bank PLC (a)	199,463	11,045,281
India - 5.47%
Aurobindo Pharma, Ltd.	654,186	5,747,331
ICICI Bank, Ltd.	270,321	2,569,493
Shriram Transport Finance Co., Ltd.	547,364	10,245,527
State Bank of India	831,695	5,096,798
State Bank of India - GDR	67,053	4,076,822
		27,735,971
Indonesia - 1.27%
PT Bank Mandiri (Persero) Tbk	13,149,300	6,426,608
Republic of Korea - 14.96%
DB Insurance Co., Ltd.	324,990	14,718,799
Hankook Tire & Technology Co., Ltd.	333,689	10,786,815
Hyundai Motor Co.	11,880	1,955,165
KB Financial Group, Inc.	109,720	4,876,855
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	57,613	4,243,739
POSCO	62,685	13,772,864
Samsung Electronics Co., Ltd.	306,674	18,407,152
Shinhan Financial Group Co., Ltd.	244,090	7,119,891
		75,881,280
Romania - 0.90%
Banca Transilvania S.A.	7,987,158	4,539,042
Russian Federation - 3.73%
LUKOIL PJSC - ADR	216,956	18,927,241
Singapore - 1.84%
Wilmar International, Ltd.	3,105,400	9,353,409
South Africa - 2.79%
Reunert, Ltd.	826,836	2,521,317
Sasol, Ltd. (a)	698,541	11,654,062
		14,175,379
Taiwan - 13.43%
Catcher Technology Co., Ltd.	864,000	4,816,486
Compal Electronics, Inc.	9,096,000	7,573,321
Elite Material Co., Ltd.	364,000	3,665,594
Hon Hai Precision Industry Co., Ltd. - GDR	4,846,132	18,039,334
Lite-On Technology Corp.	4,702,000	10,197,292
Taiwan Semiconductor Manufacturing Co., Ltd.	875,000	18,755,957
United Integrated Services Co., Ltd.	795,000	5,103,760
		68,151,744
Thailand - 4.09%
Bangkok Bank Public Co., Ltd.	1,443,400	4,840,247
Bangkok Bank Public Co., Ltd. - NVDR	656,900	2,202,825
Siam Commercial Bank PLC - NVDR	3,781,900	13,692,167
		20,735,239
Turkey - 2.25%
Akbank T.A.S.	7,919,313	3,772,134
Tofas Turk Otomobil Fabrikasi A.S.	1,219,407	7,665,697
		11,437,831
United Arab Emirates - 2.30%
Abu Dhabi Commercial Bank PJSC	5,047,582	11,680,718
United Kingdom - 2.62%
Antofagasta PLC	163,366	2,998,299
Standard Chartered PLC	1,859,820	10,294,544
		13,292,843
United States - 4.92%
Cognizant Technology Solutions Corp. - Class A	197,334	15,388,106
Flex, Ltd. (a)	560,962	9,592,450
		24,980,556
Total Common Stocks (Cost $438,262,998)		459,467,042

PREFERRED STOCKS - 4.79%
Brazil - 4.43%
Cia Energetica de Minas Gerais, 5.98%	6,928,317	16,267,560
Itau Unibanco Holding S.A., 4.34%	1,553,043	6,182,503
		22,450,063
Republic of Korea - 0.36%
Hyundai Motor Co., 4.46%	24,063	1,839,313
Total Preferred Stocks (Cost $25,354,883)		24,289,376

SHORT-TERM INVESTMENT - 3.71%
Money Market Fund - 3.71%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	18,849,731	18,849,731
Total Short-Term Investment (Cost $18,849,731)		18,849,731

Total Investments (Cost $482,467,612) - 99.06%		502,606,149
Other Assets in Excess of Liabilities - 0.94%		4,745,838
TOTAL NET ASSETS - 100.00%		$507,351,987

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
S.A.	Société Anonyme
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs.
(c)	The rate listed is the 7-day annualized yield as of November 30, 2021.

Pzena Emerging Markets Value Fund
Portfolio Diversification
November 30, 2021 (Unaudited)
		% of
	Fair Value	Net Assets
Common Stocks
Communication Services	$10,923,944	2.15%
Consumer Discretionary	75,024,109	14.79%
Consumer Staples	24,019,176	4.74%
Energy	18,927,241	3.73%
Financials	123,245,228	24.29%
Health Care	5,747,331	1.13%
Industrials	29,692,625	5.85%
Information Technology	118,606,011	23.38%
Materials	28,425,224	5.60%
Real Estate	10,816,766	2.13%
Utilities	14,039,387	2.77%
Total Common Stocks	459,467,042	90.56%
Preferred Stocks
Consumer Discretionary	1,839,313	0.36%
Financials	6,182,503	1.22%
Utilities	16,267,560	3.21%
Total Preferred Stocks	24,289,376	4.79%
Short-Term Investment	18,849,731	3.71%
Total Investments	502,606,149	99.06%
Other Assets in Excess of Liabilities	4,745,838	0.94%
Total Net Assets	$507,351,987	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena Emerging Markets Value Fund
Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2021:

Pzena Emerging Markets Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$17,410,689	$-	$-	$17,410,689
China	67,140,270	-	5,389	67,145,659
Czech Republic	11,294,538	-	-	11,294,538
Hong Kong	45,253,014	-	-	45,253,014
Hungary	11,045,281	-	-	11,045,281
India	27,735,971	-	-	27,735,971
Indonesia	6,426,608	-	-	6,426,608
Republic of Korea	75,881,280	-	-	75,881,280
Romania	4,539,042	-	-	4,539,042
Russian Federation	18,927,241	-	-	18,927,241
Singapore	9,353,409	-	-	9,353,409
South Africa	14,175,379	-	-	14,175,379
Taiwan	68,151,744	-	-	68,151,744
Thailand	20,735,239	-	-	20,735,239
Turkey	11,437,831	-	-	11,437,831
United Arab Emirates	11,680,718	-	-	11,680,718
United Kingdom	13,292,843	-	-	13,292,843
United States	24,980,556	-	-	24,980,556
Total Common Stocks	459,461,653	-	5,389	459,467,042
Preferred Stocks
Brazil	22,450,063	-	-	22,450,063
Republic of Korea	1,839,313	-	-	1,839,313
Total Preferred Stocks	24,289,376	-	-	24,289,376
Short-Term Investment	18,849,731	-	-	18,849,731
Total Investments	$502,600,760	$-	$5,389	$502,606,149

Refer to the Funds’ schedule of investments for a detailed break-out of securities.

Pzena Emerging Markets Value Fund
Level 3 Reconciliation Disclosure (Unaudited)

Common Stock
Balance as of February 28, 2021	$-
Transfer into Level 3	5,414
Change in unrealized appreciation	(25)
Balance as of November 30, 2021	$5,389

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at November 30, 2021	$(25)

The Level 3 investments as of November 30, 2021 represented less than 0.01% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.